Schedule II (Details) (USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended				10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended
	Nov. 03, 2011 Predecessor [Member] Accounts receivable realization reserves	Dec. 31, 2010 Predecessor [Member] Accounts receivable realization reserves		Dec. 31, 2009 Predecessor [Member] Accounts receivable realization reserves		Nov. 03, 2011 Predecessor [Member] Inventory reserve	Dec. 31, 2010 Predecessor [Member] Inventory reserve	Dec. 31, 2009 Predecessor [Member] Inventory reserve	Nov. 03, 2011 Predecessor [Member] Deferred tax asset valuation allowance	Dec. 31, 2010 Predecessor [Member] Deferred tax asset valuation allowance	Dec. 31, 2009 Predecessor [Member] Deferred tax asset valuation allowance	Dec. 31, 2011 Successor [Member] Accounts receivable realization reserves		Dec. 31, 2011 Successor [Member] Inventory reserve	Dec. 31, 2011 Successor [Member] Deferred tax asset valuation allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 97,005	$ 105,491		$ 103,985		$ 15,913	$ 11,366	$ 6,874	$ 15,335	$ 10,322	$ 11,821	$ 81,075		$ 15,724	$ 18,247
Additions Charged to Costs and Expenses	6,038	10,602		10,166		18,452	19,230	8,033	2,912	5,013	0	1,056		4,363	0
Additions Charged to Other Accounts	59,605 [1]	62,464	[1]	70,380	[1]	0	0	0	0	0	0	11,999	[1]	0	0
Deductions	81,573	81,552		79,040		18,641	14,683	3,541	0	0	1,499	72,979		18,113	0
Ending balance	$ 81,075	$ 97,005		$ 105,491		$ 15,724	$ 15,913	$ 11,366	$ 18,247	$ 15,335	$ 10,322	$ 21,151		$ 1,974	$ 18,247

[1]	Additions to the accounts receivable realization reserves charged to other accounts reflect the net increase in revenue reserves to allow for expected credit memos, canceled transactions and uncollectible items where collectibility is not reasonably assured in accordance with the provisions of the “Revenue Recognition” Topic of the FASB Accounting Standards Codification.